Cover Page	12 Months Ended
Mar. 31, 2020 shares
Cover [Abstract]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	VEDL
Entity Registrant Name	VEDANTA LTD
Entity Central Index Key	0001370431
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Security 12(b) Title	American Depositary Shares each representing four equity shares par value ₹ 1 per equity share
Security Exchange Name	NYSE
Entity Address, Country	IN
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,717,504,871